Consolidated statements of changes in equity (deficit) (Parenthetical) - CAD ($)	6 Months Ended
	Feb. 28, 2025	Feb. 29, 2024
Consolidated statements of changes in equity (deficit)
Transaction costs	$ 1,351,836	$ 246,298